Timber licenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	$ (3)
Disposals	(3)
Timber Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	358	$ 376
Amortization	(17)	(17)
Foreign exchange		1
Intangible assets other than goodwill at end of period	335	358
Timber Licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	672
Intangible assets other than goodwill at end of period	663	672
Timber Licenses | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(314)
Intangible assets other than goodwill at end of period	$ (328)	$ (314)